Loss Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Earnings Per Share
	For the year ended December 31
	2018	2019	2020
Basic and diluted loss per ordinary share	$(0.28)	$(0.29)	$(0.08)
Basic and diluted loss per equivalent ADS	$(1.40)	$(1.45)	$(0.40)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding

Each ADS represents five ordinary shares. The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the year ended December 31
	2018	2019	2020
Loss used in the computation of basic and diluted loss per ordinary share	$(42,185,597)	$(47,015,967)	$(16,197,889)
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	149,739,242	162,392,602	192,226,528